SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents	$ 5,501,245	$ 12,858,873		$ 11,722,102
Restricted cash - non current	3,690,000	3,690,000		2,250,000
Total cash, cash equivalents and restricted cash	$ 9,191,245	$ 16,548,873	$ 7,770,437	$ 13,972,102	$ 5,487,384